Note 4 - Accounts Receivable and Prepaid Expenses - Schedule of Accounts Receivable and Prepaid Expenses (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Accounts receivable (Note 9(b))	$ 300,700	$ 243,971
Prepaid expenses	103,716	124,992
Total accounts receivable and prepaid expenses	$ 404,416	$ 368,963